Business Segment Information (Details 3) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	¥ 7,181,273	¥ 7,213,998	¥ 7,729,993
Consumer, Professional & Devices [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	3,345,048	3,207,546	3,926,386
Televisions [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	1,200,491	1,005,773	1,275,692
Digital Imaging [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	642,570	664,502	831,820
Audio and Video [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	426,594	449,882	531,542
Semiconductors [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	358,396	299,715	310,682
Components [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	410,090	476,097	613,013
Professional Solutions [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	287,394	295,360	346,326
Other [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	19,513	16,217	17,311
Game [Member] | Networked Products & Services [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	798,405	840,711	984,855
PC and Other Networked Businesses [Member] | Networked Products & Services [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	694,731	670,864	699,903
Networked Products & Services [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	1,493,136	1,511,575	1,684,758
Pictures [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	599,654	705,237	717,513
Music [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	457,771	511,097	363,074
Financial Services [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	798,495	838,300	523,307
All Other [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	377,816	379,862	453,603
Corporate [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	¥ 109,353	¥ 60,381	¥ 61,352